COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	98.1%
AUSTRALIA	7.9%
REAL ESTATE
DIVERSIFIED	5.7%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		1,309,791	10,299,108
Ingenia Communities Group		3,205,699	8,698,021
Mirvac Group		8,317,546	17,178,621

			36,175,750

INDUSTRIALS	1.0%
Goodman Group		657,705	6,294,758

SELF STORAGE	1.2%
New South Resources Ltd.		6,011,607	7,283,275

TOTAL AUSTRALIA			49,753,783

AUSTRIA	0.8%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		138,210	4,903,398

BELGIUM	1.2%
REAL ESTATE—RESIDENTIAL
Aedifica SA		62,364	7,218,803

CANADA	5.7%
REAL ESTATE
OFFICE	2.3%
Allied Properties REIT		361,155	14,603,218

RESIDENTIAL	2.6%
Boardwalk REIT		493,708	16,549,475

RETAIL	0.8%
RioCan REIT		233,143	4,642,271

TOTAL CANADA			35,794,964

CHINA	1.2%
REAL ESTATE
DIVERSIFIED	1.2%
China Overseas Land & Investment Ltd. (HKD)		1,388,000	4,365,337
Shimao Property Holdings Ltd. (HKD)		1,176,000	3,436,008

			7,801,345

TOTAL CHINA			7,801,345

		Shares	Value
FRANCE	7.3%
REAL ESTATE
DIVERSIFIED	2.0%
Covivio		119,841	$12,683,273

NET LEASE	1.0%
ARGAN SA		86,238	6,203,679

OFFICE	1.3%
Gecina SA		50,022	7,862,000

RETAIL	3.0%
Klepierre SA		564,419	19,169,279

TOTAL FRANCE			45,918,231

GERMANY	10.7%
REAL ESTATE
OFFICE	0.5%
Alstria Office REIT AG		202,598	3,475,735

RESIDENTIAL	8.9%
Deutsche Wohnen SE		492,025	17,960,111
Instone Real Estate Group AG, 144A(b),(c)		193,183	4,025,905
LEG Immobilien AG		187,376	21,444,206
Vonovia SE		247,792	12,572,269

			56,002,491

RETAIL	1.3%
VIB Vermoegen AG		262,005	7,967,471

TOTAL GERMANY			67,445,697

HONG KONG	13.1%
REAL ESTATE
DIVERSIFIED	7.9%
CK Asset Holdings Ltd.		1,172,500	7,943,625
New World Development Co., Ltd.		9,696,579	12,594,406
Sun Hung Kai Properties Ltd.		1,780,627	25,626,743
Swire Properties Ltd.		1,083,200	3,399,814

			49,564,588

RESIDENTIAL	1.0%
Wharf Real Estate Investment Co., Ltd.		1,159,401	6,331,240

RETAIL	4.2%
Link REIT		2,381,841	26,271,758

TOTAL HONG KONG			82,167,586

		Shares	Value
JAPAN	26.5%
REAL ESTATE
DIVERSIFIED	20.2%
Activia Properties, Inc.		2,905	$14,830,613
Invincible Investment Corp.		11,765	7,257,577
Mitsubishi Estate Co., Ltd.		391,677	7,549,178
Mitsubishi Estate Logistics REIT Investment Corp.		1,642	5,231,621
Mitsui Fudosan Co., Ltd.		831,492	20,601,776
Mitsui Fudosan Logistics Park, Inc.		1,653	6,887,181
NIPPON REIT Investment Corp.		2,750	11,483,237
Nomura Real Estate Master Fund, Inc.		7,203	13,003,705
Orix JREIT, Inc.		3,894	8,499,274
Sumitomo Realty & Development Co., Ltd.		589,700	22,431,779
Tokyu Fudosan Holdings Corp.		1,472,684	9,384,317

			127,160,258

INDUSTRIALS	1.5%
GLP J-REIT		2,145	2,844,791
Nippon Prologis REIT, Inc.		2,444	6,692,887

			9,537,678

OFFICE	4.3%
Daiwa Office Investment Corp.		1,262	9,792,536
Nippon Building Fund, Inc.		2,246	17,240,971

			27,033,507

RETAIL	0.5%
Japan Retail Fund Investment Corp.		1,347	2,847,854

TOTAL JAPAN			166,579,297

MEXICO	0.5%
REAL ESTATE—OFFICE
Concentradora Fibra Danhos SA de CV		2,398,503	3,353,334

NETHERLANDS	1.2%
REAL ESTATE
DATA CENTERS	0.8%
InterXion Holding NV (USD)(b)		58,542	4,768,831

DIVERSIFIED	0.4%
NSI NV		59,096	2,553,924

RETAIL	0.0%
Eurocommercial Properties NV		10,643	296,505

		Shares	Value
TOTAL NETHERLANDS			$7,619,260

NORWAY	1.4%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		579,493	9,083,192

SINGAPORE	6.0%
REAL ESTATE
DIVERSIFIED	3.3%
CapitaLand Ltd.		2,351,100	6,004,691
City Developments Ltd.		871,400	6,191,186
Keppel DC REIT		6,183,400	8,544,871

			20,740,748

HEALTH CARE	1.5%
Parkway Life Real Estate Investment Trust		4,143,800	9,383,999

INDUSTRIALS	1.2%
Mapletree Industrial Trust		4,324,800	7,603,563

TOTAL SINGAPORE			37,728,310

SPAIN	1.4%
REAL ESTATE
DIVERSIFIED	0.7%
Merlin Properties Socimi SA		296,997	4,146,751

OFFICE	0.7%
Inmobiliaria Colonial Socimi SA		370,407	4,469,238

TOTAL SPAIN			8,615,989

SWEDEN	5.5%
REAL ESTATE
DIVERSIFIED	3.4%
Castellum AB		451,537	9,669,191
Fastighets AB Balder, Class B(b)		133,872	5,069,812
Hemfosa Fastigheter AB		639,523	6,477,054

			21,216,057

INDUSTRIALS	1.3%
Catena AB		250,474	8,218,477

OFFICE	0.8%
Wihlborgs Fastigheter AB		305,844	4,971,027

TOTAL SWEDEN			34,405,561

		Shares	Value
UNITED KINGDOM	7.7%
REAL ESTATE
HEALTH CARE	1.4%
Assura PLC		9,767,019	$8,562,441

INDUSTRIALS	3.3%
LondonMetric Property PLC		3,037,055	8,118,171
Segro PLC		1,294,993	12,910,028

			21,028,199

OFFICE	0.8%
Derwent London PLC		120,244	4,982,409

RESIDENTIAL	1.4%
UNITE Group PLC		667,477	8,962,001

SELF STORAGE	0.8%
Big Yellow Group PLC		104,570	1,335,884
Safestore Holdings PLC		451,986	3,715,116

			5,051,000

TOTAL UNITED KINGDOM			48,586,050

TOTAL COMMON STOCK (Identified cost—$550,506,076)			616,974,800

		Number of Rights
RIGHTS—SINGAPORE	0.0%
REAL ESTATE—DIVERSIFIED
Keppel DC REIT, expires 10/7/19(a)		405,962	58,743

TOTAL RIGHTS (Identified cost—$0)			58,743

		Shares
SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(d)		7,176,598	7,176,598

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,176,598)			7,176,598

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$557,682,674)	99.3%		624,210,141
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		4,523,579

NET ASSETS	100.0%		$628,733,720

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $13,109,097 which represents 2.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	44.1
Residential	16.6
Office	13.8
Retail	9.7
Industrials	7.2
Health Care	2.9
Self Storage	2.0
Net Lease	1.0
Data Centers	0.8
Other	1.9

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$616,974,800	$616,974,800	$—	$0	(a)
Rights	58,743	—	—	58,743	(c)
Short-Term Investments	7,176,598	—	7,176,598	—

Total Investments in Securities(b)	$624,210,141	$616,974,800	$7,176,598	$58,743

(a)	BGP Holding PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(c)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Rights— Real Estate— Diversified
Balance as of December 31, 2018	$—
Purchases	0
Change in unrealized appreciation (depreciation)	58,743

Balance as of September 30, 2019	$58,743

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2019 which were valued using significant unobservable inputs (Level 3) amounted to $58,743.